Property, plant and equipment (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Write-offs	$ 619	$ 27	$ 12
Capitalization Rate	6.55%	6.17%